Bank loan (Details) - Short-term bank loan ¥ in Thousands, $ in Thousands	Aug. 25, 2014 USD ($)	Aug. 12, 2013 CNY (¥)	Aug. 25, 2014 CNY (¥)
Bank loan
Amount borrowed	$ 9,679	¥ 60,000	¥ 60,000
Term of the loan	1 year	1 year
Monthly fixed interest rate (as a percent)	0.60%	0.60%	0.60%